CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 15)	$ 180,839	$ 142,912
Cost of revenue (Note 16)	34,498	28,178
Gross profit	146,341	114,734
Operating expenses
General and administrative	33,788	30,183
Sales and marketing	67,204	59,654
Research and development	35,479	24,778
Share-based compensation (Note 13)	6,049	4,713
Foreign exchange loss (gain)	4,390	(11,112)
Depreciation and amortization (Note 6, 7 and 8)	3,141	2,333
Operating expenses	150,051	110,549
Operating (loss) income	(3,710)	4,185
Finance income, net (Note 10)	(8,737)	(3,512)
Other expense (income), net	181	(85)
Income before income taxes	4,846	7,782
Income tax expense (Note 18)	2,006	764
Net income for the year	2,840	7,018
Item that may be reclassified subsequently to income:
Exchange (gain) loss on translation of foreign operations	(3,955)	11,936
Item not subsequently reclassified to income:
Actuarial loss (gain) (Note 11)	330	(252)
Other comprehensive loss	(3,625)	11,684
Comprehensive income (loss)	$ 6,465	$ (4,666)
Earnings per share - basic (Note 14) (in dollars per share)	$ 0.09	$ 0.21
Earnings per share - diluted (Note 14) (in dollars per share)	$ 0.08	$ 0.21
Weighted average number of common shares outstanding - basic (Note 14) (in shares)	32,525,229	33,067,716
Weighted average number of common shares outstanding - diluted (Note 14) (in shares)	33,678,624	34,041,754